UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	01/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0%
Connecticut - 97.1%
Connecticut,
GO	5.00	4/15/24	2,500,000	2,516,750
Connecticut,
GO	5.00	10/15/25	1,645,000	1,827,134
Connecticut,
GO	5.00	3/1/26	5,000,000	5,551,950
Connecticut,
GO	5.00	11/1/27	5,000,000	5,478,100
Connecticut,
GO	5.00	11/1/27	2,000,000	2,045,720
Connecticut,
GO	5.00	11/1/28	5,000,000	5,461,150
Connecticut,
GO	5.00	11/1/28	3,000,000	3,066,780
Connecticut,
GO	5.00	11/1/31	2,500,000	2,716,550
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/21	1,500,000	1,657,515
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/24	2,730,000	3,085,173
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/34	3,000,000	3,348,960
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	4.00	9/1/35	5,000,000	5,183,800
Connecticut,
State Revolving Fund General Revenue	5.00	1/1/23	1,250,000	1,367,513
Connecticut,
State Revolving Fund General Revenue	5.00	7/1/24	2,145,000	2,434,961
Connecticut Development Authority,
PCR (The Connecticut Light and Power
Company Project)	4.38	9/1/28	3,900,000	4,147,533
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	4,500,000	4,945,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 97.1% (continued)
Connecticut Health & Educational
Facilities Authority,
Revenue, Refunding (Fairfield
University)	5.00	7/1/32	1,000,000		1,149,670
Connecticut Health and Educational
Facilities Authority,
Revenue (Ascension Health Senior
Credit Group)	5.00	11/15/40	10,000,000		10,442,600
Connecticut Health and Educational
Facilities Authority,
Revenue (Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		4,043,180
Connecticut Health and Educational
Facilities Authority,
Revenue (Connecticut College Issue)	4.00	7/1/46	2,000,000		2,025,640
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/27	285,000		288,594
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/34	825,000		834,479
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/20	2,000,000	[a]	2,159,860
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/20	2,500,000	[a]	2,699,825
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/46	1,000,000		1,119,300
Connecticut Health and Educational
Facilities Authority,
Revenue (Greenwich Academy Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	3/1/32	10,880,000		13,225,075
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,713,709
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,071,080
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,125,300
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,700,850

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 97.1% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue (Healthcare Facility Expansion
Issue - Church Home of Hartford Inc.,
Project)	5.00	9/1/46	1,000,000	[b]	1,029,490
Connecticut Health and Educational
Facilities Authority,
Revenue (Healthcare Facility Expansion
Issue - Church Home of Hartford Inc.,
Project)	5.00	9/1/53	1,500,000	[b]	1,536,735
Connecticut Health and Educational
Facilities Authority,
Revenue (Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000		2,140,019
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/36	5,000,000		5,593,200
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/36	200,000		223,860
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/45	3,000,000		3,326,670
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/33	25,000		25,422
Connecticut Health and Educational
Facilities Authority,
Revenue (Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,147,440
Connecticut Health and Educational
Facilities Authority,
Revenue (Stamford Hospital Issue)	4.00	7/1/46	2,000,000		1,964,900
Connecticut Health and Educational
Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/45	7,500,000		8,450,850
Connecticut Health and Educational
Facilities Authority,
Revenue (Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000		1,078,180
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale New Haven Health
Issue)	5.00	7/1/27	3,960,000		4,536,932
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University Issue)	5.00	7/1/18	5,000,000	[a]	5,076,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 97.1% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue, Refunding (Sacred Heart
University)	5.00	7/1/42	2,000,000	2,255,900
Connecticut Health and Educational
Facilities Authority,
State Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,627,482
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/21	1,450,000	1,573,018
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/22	1,400,000	1,536,346
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/23	1,400,000	1,550,794
Connecticut Municipal Electric Energy
Cooperative,
Power Supply System Revenue	5.00	1/1/38	3,000,000	3,330,060
Connecticut Municipal Electric Energy
Cooperative,
Transmission Services Revenue	5.00	1/1/22	1,505,000	1,680,152
Connecticut Revolving Fund,
General Revenue Bonds (Green Bonds)	5.00	3/1/29	2,500,000	2,924,450
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000	3,287,310
Eastern Connecticut Resource Recovery
Authority,
Solid Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	3,195,000	3,249,411
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue	5.00	8/15/26	700,000	810,404
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue	5.00	8/15/27	1,250,000	1,438,163
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue	5.00	8/15/29	1,500,000	1,713,165

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 97.1% (continued)
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/15/35	25,000		25,079
Harbor Point Infrastructure Improvement
District,
Special Obligation Revenue, Refunding
(Harbor Point Project)	5.00	4/1/39	4,000,000	[b]	4,368,280
Hartford County Metropolitan District,
Clean Water Project Revenue	5.00	4/1/31	3,510,000		3,913,720
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/42	2,000,000		2,233,540
New Britain,
GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	3,600,000		4,066,560
New Haven,
GO (Insured; Build America Municipal
Assurance Company)	5.00	8/15/26	1,250,000		1,416,588
New Haven,
GO (Insured; Build America Municipal
Assurance Company)	5.00	8/15/27	750,000		844,035
Norwalk,
GO	5.00	7/15/24	1,000,000		1,135,410
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/27	3,000,000		3,452,820
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/32	1,370,000		1,540,277
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/33	1,500,000		1,683,000
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/37	3,430,000		3,997,116
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/38	3,500,000		4,070,080
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/39	1,500,000		1,707,210
South Central Connecticut Regional Water
Authority,
Water System Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.25	8/1/24	2,000,000		2,380,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 97.1% (continued)
South Central Connecticut Regional Water
Authority,
Water System Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.25	8/1/31	1,000,000	1,006,490
South Central Regional Water Authority,
Water Systems Revenue, Refunding
(Thirty Third)	5.00	8/1/41	2,445,000	2,884,978
University of Connecticut,
GO	5.00	2/15/25	1,000,000	1,032,170
University of Connecticut,
GO	5.00	2/15/27	1,000,000	1,032,380
University of Connecticut,
GO	5.00	2/15/28	1,000,000	1,031,960
University of Connecticut,
Special Obligation Student Fee Revenue	5.00	11/15/24	5,000,000	5,651,950
Waterbury,
GO	5.00	11/15/38	2,500,000	2,826,050
				223,841,957
U.S. Related - 1.9%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/50	12,000,000 [c]	891,360
Puerto Rico Highway & Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/34	1,500,000	1,662,390
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	2,000,000	1,740,000
				4,293,750
Total Investments (cost $223,337,214)			99.0%	228,135,707
Cash and Receivables (Net)			1.0%	2,390,077
Net Assets			100.0%	230,525,784

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $6,934,505 or 3.01% of net assets.
[c] Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	228,135,707	-	228,135,707

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2018, accumulated net unrealized appreciation on investments was $4,798,493, consisting of $7,341,566 gross unrealized appreciation and $2,543,073 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9%
Massachusetts - 95.0%
Boston Housing Authority,
Capital Program Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	4/1/24	1,895,000		1,906,313
Commonwealth of Massachusetts,
GO	5.00	4/1/47	3,250,000		3,730,805
Martha's Vineyard Land Bank,
Revenue (Green Bonds) (Insured; Build
America Mutual Assurance Company)	5.00	5/1/33	500,000		585,055
Massachusetts,
Bonds, 3 Month LIBOR + .55%	1.47	11/1/25	5,000,000	[a]	4,980,700
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	1,325,000		1,498,204
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,239,527
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		2,934,175
Massachusetts,
Special Obligation Dedicated Tax
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,479,880
Massachusetts,
Transportation Fund Revenue (Rail
Enhancement and Accelerated Bridge
Programs)	5.00	6/1/41	1,500,000		1,731,585
Massachusetts Bay Transportation
Authority,
GO (General Transportation System)	7.00	3/1/21	425,000		465,473
Massachusetts Bay Transportation
Authority,
GO (General Transportation System)
(Escrowed to Maturity)	7.00	3/1/21	75,000		75,345
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.00	7/1/40	2,000,000		2,308,600
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/27	3,000,000		3,750,720

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Massachusetts - 95.0% (continued)
Massachusetts Clean Energy Cooperative
Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/24	2,580,000		2,953,842
Massachusetts College Building Authority,
Project Revenue	5.00	5/1/27	2,000,000		2,237,020
Massachusetts College Building Authority,
Project Revenue (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	5/1/26	5,385,000	[b]	4,327,009
Massachusetts College Building Authority,
Project Revenue (Insured; XLCA)	5.50	5/1/28	1,450,000		1,745,814
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	4,000,000		4,245,920
Massachusetts Development Finance
Agency,
Revenue (Baystate Medical Center
Issue)	5.00	7/1/34	1,475,000		1,638,976
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/31	1,000,000		1,095,430
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/46	750,000		852,023
Massachusetts Development Finance
Agency,
Revenue (Boston College Issue)	5.00	7/1/42	1,000,000		1,160,280
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/37	1,000,000		1,110,790
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	4.00	10/1/46	2,000,000		2,071,080
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/26	1,250,000		1,321,387
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/29	1,475,000		1,558,485
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/33	500,000		559,670
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/37	1,500,000		1,678,950

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Massachusetts - 95.0% (continued)
Massachusetts Development Finance
Agency,
Revenue (Children's Hospital Issue)	5.00	10/1/33	4,000,000		4,557,520
Massachusetts Development Finance
Agency,
Revenue (College of the Holy Cross
Issue)	5.00	9/1/41	800,000		925,472
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/41	1,000,000		1,135,000
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/46	2,000,000		2,261,800
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System
Obligated Group Issue)	5.00	8/15/40	2,000,000		2,242,200
Massachusetts Development Finance
Agency,
Revenue (North Hill Communities
Issue) (Prerefunded)	6.50	11/15/23	2,000,000	[c,d]	2,490,600
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/32	5,070,000		5,782,842
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/39	2,000,000		2,224,340
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/47	1,500,000		1,688,325
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue) (Prerefunded)	5.38	7/1/20	4,000,000	[d]	4,355,080
Massachusetts Development Finance
Agency,
Revenue (Provident Commonwealth
Education Resources Issue) (UMass
Boston Student Housing Project)	5.00	10/1/48	1,000,000		1,093,240
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/41	1,000,000		1,103,110
Massachusetts Development Finance
Agency,
Revenue (Suffolk University Issue)	6.00	7/1/24	330,000		349,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Massachusetts - 95.0% (continued)
Massachusetts Development Finance
Agency,
Revenue (Suffolk University Issue)	5.00	7/1/30	1,000,000		1,055,540
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/35	1,000,000		1,126,230
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/36	755,000		849,005
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/46	1,000,000		1,098,540
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/40	1,000,000		1,138,950
Massachusetts Development Finance
Agency,
Revenue (Whitehead Institute for
Biomedical Research Issue)	5.00	6/1/23	1,350,000		1,489,927
Massachusetts Development Finance
Agency,
Revenue, Refunding (NewBridge
Charles)	5.00	10/1/47	1,000,000	[c]	1,084,460
Massachusetts Development Finance
Agency,
Revenue, Refunding (NewBridge
Charles)	5.00	10/1/57	1,500,000	[c]	1,614,180
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/37	1,000,000		1,173,080
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue)	5.50	1/1/22	595,000		653,120
Massachusetts Development Finance
Agency,
Revenue, Refunding (Umass Memorial
Health Care)	5.50	7/1/31	25,000		27,276
Massachusetts Development Finance
Agency,
Revenue, Refunding (UMass Memorial
Health Care) (Prerefunded)	5.50	7/1/21	475,000	[d]	533,772
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,692,015

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Massachusetts - 95.0% (continued)
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,300,000		1,391,156
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.25	7/1/33	2,000,000		2,595,320
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue) (Prerefunded)	5.25	7/1/19	1,000,000	[d]	1,052,540
Massachusetts Health and Educational
Facilities Authority,
Revenue (Wheaton College Issue)
(Prerefunded)	5.00	1/1/20	2,000,000	[d]	2,128,040
Massachusetts Port Authority,
Revenue	5.00	7/1/45	1,000,000		1,111,660
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/25	1,500,000		1,699,365
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/25	1,500,000		1,759,725
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/27	5,475,000		5,909,934
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/42	1,000,000		1,140,050
Massachusetts Port Authority,
Revenue, Refunding	4.00	7/1/46	2,500,000		2,546,475
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/21	3,000,000		3,335,070
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/22	1,000,000		1,137,380
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	4,000,000		4,409,560
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/37	3,000,000		3,463,200
Massachusetts Water Resources
Authority,
General Revenue	5.00	8/1/25	2,000,000		2,218,140
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/24	1,320,000		1,460,158
Springfield Water and Sewer
Commission,
Revenue	5.00	4/15/37	650,000		764,699
					140,110,842

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.9% (continued)
U.S. Related - 1.9%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/50	5,000,000 [b]	371,400
Puerto Rico Highway & Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/33	1,000,000	1,105,960
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	1,500,000	1,305,000
				2,782,360
Total Investments (cost $137,624,796)			96.9%	142,893,202
Cash and Receivables (Net)			3.1%	4,529,224
Net Assets			100.0%	147,422,426

LIBOR—London Interbank Offered Rate

[a] Variable rate security—rate shown is the interest rate in effect at period end.
[b] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $5,189,240 or 3.52% of net assets.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	142,893,202	-	142,893,202

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2018, accumulated net unrealized appreciation on investments was $5,268,406, consisting of $6,614,729 gross unrealized appreciation and $1,346,323 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5%
Pennsylvania - 97.7%
Adams County Industrial Development
Authority,
Revenue (Gettysburg College)	5.00	8/15/25	1,000,000		1,072,020
Adams County Industrial Development
Authority,
Revenue (Gettysburg College)	5.00	8/15/26	1,000,000		1,070,990
Allegheny County,
GO	5.00	12/1/31	1,040,000		1,177,852
Allegheny County,
GO	5.00	12/1/34	1,000,000		1,127,920
Allegheny County,
GO	5.00	12/1/34	3,000,000		3,329,070
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue (City Center Project)	5.00	5/1/42	1,000,000	[a]	1,068,630
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/28	1,575,000		1,696,086
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.00	5/15/42	500,000		547,780
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.00	5/15/47	600,000		654,882
Bethlehem Authority,
Guaranteed Water Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	11/15/31	2,000,000		2,223,200
Boyertown Area School District,
GO	5.00	10/1/37	2,050,000		2,283,085
Bucks County Water and Sewer
Authority,
Sewer System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/37	500,000		571,615
Canonsburg-Houston Joint Authority,
Sewer Revenue	5.00	12/1/40	2,000,000		2,221,180
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/41	750,000		828,855

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.7% (continued)
Charleroi Area School Authority,
School Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	2,000,000	[b]	1,880,800
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,152,440
Cumberland County Municipal Authority,
Revenue (Diakon Lutheran Social
Ministries Project)	5.00	1/1/38	1,000,000		1,086,900
Dauphin County General Authority,
Health System Revenue (Pinnacle
Health System Project)	5.00	6/1/42	3,030,000		3,331,121
Delaware County Authority,
Revenue (Cabrini University)	5.00	7/1/42	1,000,000		1,085,120
Delaware County Authority,
Revenue (Villanova University)	5.00	8/1/40	2,170,000		2,456,332
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue	5.00	7/1/32	1,000,000		1,168,310
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,586,670
Delaware River Port Authority,
Revenue	5.00	1/1/37	3,000,000		3,371,250
East Hempfield Township Industrial
Development Authority,
Revenue (Willow Valley Communities
Project)	5.00	12/1/39	600,000		667,668
Geisinger Authority,
Health System Revenue (Geisinger
Health System)	5.00	6/1/41	2,500,000		2,763,475
Lancaster County Hospital Authority,
Health Center Revenue (Masonic
Villages Project)	5.00	11/1/35	1,000,000		1,112,140
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/42	1,800,000		2,037,456
Lancaster County Hospital Authority,
Revenue (Brethren Village Project)	5.13	7/1/37	1,000,000		1,095,710
Montgomery County Higher Education &
Health Authority,
Revenue (Philadelphia Presbytery
Homes Project)	5.00	12/1/47	1,000,000		1,099,210
Montgomery County Higher Education
and Health Authority,
HR (Abington Memorial Hospital
Obligated Group) (Prerefunded)	5.00	6/1/22	1,000,000	[c]	1,133,160
Montgomery County Industrial
Development Authority,
Health System Revenue (Jefferson
Health System)	5.00	10/1/41	4,000,000		4,287,400

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.7% (continued)
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	3,200,000		3,591,072
Pennsylvania,
GO	5.00	10/15/29	4,000,000		4,526,000
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
(Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,062,090
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue (University of
Pennsylvania)	5.00	8/15/40	1,500,000		1,692,360
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Drexel University)	5.00	5/1/35	1,750,000		1,973,965
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Thomas Jefferson University)	5.00	9/1/30	1,170,000		1,317,455
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Thomas Jefferson University)	5.00	9/1/45	1,500,000		1,661,805
Pennsylvania Higher Educational
Facilities Authority,
Revenue (University of the Sciences in
Philadelphia)	5.00	11/1/31	1,000,000		1,118,960
Pennsylvania Higher Educational
Facilities Authority,
Revenue, Refunding (Drexel University)	5.00	5/1/41	1,000,000		1,131,750
Pennsylvania Housing Finance Agency,
Capital Fund Securitization Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/25	1,210,000		1,214,041
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/36	3,000,000		3,405,000
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue
(Prerefunded)	5.00	12/1/21	1,500,000	[c]	1,681,605
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior Revenue	5.00	12/1/32	3,000,000		3,474,930
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,605,000		1,813,136
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/42	1,000,000		1,102,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.7% (continued)
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/43	2,500,000		2,769,775
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Prerefunded)	5.25	6/1/19	65,000	[c]	68,224
Philadelphia,
Airport Revenue	5.25	6/15/25	1,500,000		1,608,975
Philadelphia,
Airport Revenue	5.00	6/15/35	2,000,000		2,230,440
Philadelphia,
Gas Works Revenue	5.00	8/1/31	1,250,000		1,419,425
Philadelphia,
Gas Works Revenue	5.00	8/1/32	1,000,000		1,134,110
Philadelphia,
Revenue, Refunding	5.00	7/1/47	1,500,000		1,682,925
Philadelphia Authority for Industrial
Development,
Housing Revenue (Housing-University
Square Apartments Project)	5.00	12/1/37	1,250,000		1,363,525
Philadelphia Authority for Industrial
Development,
HR (The Children's Hospital of
Philadelphia Project)	5.00	7/1/42	3,000,000		3,402,690
Philadelphia Authority for Industrial
Development,
Revenue (Independence Charter School
Project)	5.50	9/15/37	1,700,000		1,700,952
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/45	1,500,000		1,686,900
Philadelphia Authority for Industrial
Development,
Revenue (Thomas Jefferson University)	5.00	9/1/47	1,000,000		1,113,330
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	5.00	7/1/34	1,750,000		2,035,163
Philadelphia Hospitals and Higher
Education Facilities Authority,
HR (The Children's Hospital of
Philadelphia Project)	5.00	7/1/25	1,800,000		1,992,870
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/21	1,685,000		1,690,881
Philadelphia School District,
GO	5.00	9/1/38	1,000,000		1,073,500
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,132

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.7% (continued)
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	25,000	[c]	25,661
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,132
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,132
Pittsburgh,
GO (Insured; Build America Mutual
Assurance Company)	5.00	9/1/30	1,585,000		1,810,593
Pittsburgh Urban Redevelopment
Authority,
MFHR (West Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,170,000		1,180,811
Pocono Mountains Industrial Park
Authority,
HR (Saint Luke's Hospital - Monroe
Project)	5.00	8/15/40	1,795,000		1,944,398
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000		2,193,780
State Public School Building Authority,
College Revenue (Montgomery County
Community College)	5.00	5/1/38	1,115,000		1,234,461
State Public School Building Authority,
School Revenue (The School District of
the City of Harrisburg Project)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/32	2,000,000		2,286,520
Susquehanna Area Regional Airport
Authority,
Systems Revenue	4.00	1/1/33	1,300,000		1,312,103
West Shore Area Authority,
Revenue (Holy Spirit Hospital of the
Sisters of Christian Charity Project)	6.00	1/1/26	995,000		1,112,191
West View Borough Municipal Authority,
Water Revenue (Prerefunded)	5.00	11/15/24	2,000,000	[c]	2,373,340
Westmoreland County Industrial
Development Authority,
Health System Revenue (Excela Health
Project)	5.00	7/1/25	1,390,000		1,474,234
Westmoreland County Municipal
Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/26	1,000,000		1,169,240
Westmoreland County Municipal
Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/42	1,000,000		1,119,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.7% (continued)
Wilkes-Barre Finance Authority,
Revenue (University of Scranton)	5.00	11/1/34	1,000,000	1,110,280
York County,
GO	5.00	6/1/31	1,500,000	1,731,030
				132,021,939
U.S. Related - .8%
Puerto Rico Highway & Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/34	1,000,000	1,108,260
Total Investments (cost $129,539,552)			98.5%	133,130,199
Cash and Receivables (Net)			1.5%	1,980,776
Net Assets			100.0%	135,110,975

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $1,068,630 or .79% of net assets.
[b] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	133,130,199	-	133,130,199

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2018, accumulated net unrealized appreciation on investments was $3,590,647, consisting of $4,381,791 gross unrealized appreciation and $791,144 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)